Summary of significant accounting policies - Exchange rates (Details)	12 Months Ended
	Jun. 30, 2019 $ / £	Jun. 30, 2019 $ / £ € / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 $ / £ € / £	Jun. 30, 2017 $ / £	Jun. 30, 2017 $ / £ € / £	Jun. 30, 2019 € / £	Jun. 30, 2018 € / £	Jun. 30, 2017 € / £
Exchange rates
Closing rate	1.2718	1.2718	1.3194	1.3194	1.2988	1.2988	1.1170	1.1309	1.1379
Average rate	1.2959	1.1346	1.3465	1.1327	1.2774	1.1663